STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - 2.5%
Aptiv PLC	18,917	[a]	1,984,204
BorgWarner Inc.	17,219		662,243
Ford Motor Co.	280,844		4,125,598
General Motors Co.	103,952	[a]	3,769,300
Tesla Inc.	59,681	[a]	53,202,627
			63,743,972
Banks - 3.6%
Bank of America Corp.	504,240		17,048,354
Citigroup Inc.	138,099		7,167,338
Citizens Financial Group Inc.	34,372		1,305,105
Comerica Inc.	9,437		733,915
Fifth Third Bancorp	47,734		1,628,684
First Republic Bank	12,748		2,074,227
Huntington Bancshares Inc.	100,341		1,333,532
JPMorgan Chase & Co.	208,881		24,096,512
KeyCorp	67,419		1,233,768
M&T Bank Corp.	12,473		2,213,334
Regions Financial Corp.	64,863		1,373,798
Signature Bank	4,637		860,488
SVB Financial Group	4,119	[a]	1,662,222
The PNC Financial Services Group Inc.	29,258		4,855,073
Truist Financial Corp.	94,095		4,748,975
U.S. Bancorp	97,420		4,598,224
Wells Fargo & Co.	269,567		11,825,904
Zions Bancorp NA	11,047		602,614
			89,362,067
Capital Goods - 5.2%
3M Co.	40,331		5,777,012
A.O. Smith Corp.	9,240		584,615
Allegion PLC	5,989		633,037
AMETEK Inc.	16,730		2,066,155
Carrier Global Corp.	61,200		2,480,436
Caterpillar Inc.	37,933		7,520,217
Cummins Inc.	9,898		2,190,526
Deere & Co.	19,831		6,805,603
Dover Corp.	10,023		1,339,875
Eaton Corp.	28,321		4,202,553
Emerson Electric Co.	41,690		3,755,018
Fastenal Co.	40,997		2,105,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 5.2% (continued)
Fortive Corp.	25,219		1,625,365
Fortune Brands Home & Security Inc.	9,936		692,340
Generac Holdings Inc.	4,703	[a]	1,261,815
General Dynamics Corp.	16,585		3,759,322
General Electric Co.	79,413		5,869,415
Honeywell International Inc.	48,413		9,317,566
Howmet Aerospace Inc.	26,890		998,426
Huntington Ingalls Industries Inc.	2,825		612,573
IDEX Corp.	5,398		1,126,833
Illinois Tool Works Inc.	19,939		4,142,527
Ingersoll Rand Inc.	28,001		1,394,450
Johnson Controls International PLC	48,950		2,638,895
L3Harris Technologies Inc.	13,916		3,339,423
Lockheed Martin Corp.	16,844		6,970,216
Masco Corp.	16,145		894,110
Nordson Corp.	4,001		924,191
Northrop Grumman Corp.	10,346		4,954,699
Otis Worldwide Corp.	30,782		2,406,229
PACCAR Inc.	24,783		2,268,140
Parker-Hannifin Corp.	9,083		2,625,804
Pentair PLC	11,325		553,679
Quanta Services Inc.	10,150		1,408,110
Raytheon Technologies Corp.	105,770		9,858,822
Rockwell Automation Inc.	8,193		2,091,509
Snap-on Inc.	3,692		827,193
Stanley Black & Decker Inc.	10,676		1,039,095
Textron Inc.	14,782		970,290
The Boeing Company	39,450	[a]	6,284,780
Trane Technologies PLC	16,873		2,480,162
TransDigm Group Inc.	3,732	[a]	2,322,573
United Rentals Inc.	4,994	[a]	1,611,414
W.W. Grainger Inc.	3,166		1,720,816
Westinghouse Air Brake Technologies Corp.	12,779		1,194,453
Xylem Inc.	12,223		1,124,883
			130,770,771
Commercial & Professional Services - .8%
Cintas Corp.	6,167		2,623,997
Copart Inc.	14,969	[a]	1,917,529
Equifax Inc.	8,559		1,788,061
Jacobs Engineering Group Inc.	9,536		1,309,293
Leidos Holdings Inc.	10,105		1,081,235
Nielsen Holdings PLC	25,260		604,977
Republic Services Inc.	15,094		2,092,934

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Commercial & Professional Services - .8% (continued)
Robert Half International Inc.	7,458		590,226
Rollins Inc.	15,811		609,830
Verisk Analytics Inc.	11,315		2,152,679
Waste Management Inc.	27,477		4,521,615
			19,292,376
Consumer Durables & Apparel - .9%
D.R. Horton Inc.	23,102		1,802,649
Garmin Ltd.	10,388		1,014,077
Hasbro Inc.	8,833		695,334
Lennar Corp., Cl. A	18,660		1,586,100
Mohawk Industries Inc.	3,992	[a]	512,892
Newell Brands Inc.	26,835		542,335
NIKE Inc., Cl. B	90,234		10,369,691
NVR Inc.	219	[a]	962,089
PulteGroup Inc.	16,179		705,728
PVH Corp.	5,466		338,455
Ralph Lauren Corp.	3,373		332,679
Tapestry Inc.	17,740		596,596
VF Corp.	23,881		1,067,003
Whirlpool Corp.	4,243	[b]	733,487
			21,259,115
Consumer Services - 1.8%
Booking Holdings Inc.	2,878	[a]	5,570,916
Caesars Entertainment Inc.	15,288	[a]	698,509
Carnival Corp.	59,141	[a,b]	535,817
Chipotle Mexican Grill Inc.	2,012	[a]	3,147,211
Darden Restaurants Inc.	8,773		1,092,151
Domino's Pizza Inc.	2,648		1,038,307
Expedia Group Inc.	11,105	[a]	1,177,685
Hilton Worldwide Holdings Inc.	19,947		2,554,612
Las Vegas Sands Corp.	23,244	[a,b]	876,066
Marriott International Inc., Cl. A	19,285		3,062,844
McDonald's Corp.	52,596		13,852,209
MGM Resorts International	25,428		832,258
Norwegian Cruise Line Holdings Ltd.	30,818	[a,b]	374,439
Penn Entertainment Inc.	12,266	[a]	423,790
Royal Caribbean Cruises Ltd.	16,634	[a]	643,902
Starbucks Corp.	81,558		6,914,487
Wynn Resorts Ltd.	8,079	[a,b]	512,855
Yum! Brands Inc.	20,563		2,519,790
			45,827,848
Diversified Financials - 4.9%
American Express Co.	43,340		6,675,227
Ameriprise Financial Inc.	7,725		2,085,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Diversified Financials - 4.9% (continued)
Berkshire Hathaway Inc., Cl. B	128,668	[a]	38,677,601
BlackRock Inc.	10,123		6,774,109
Capital One Financial Corp.	27,953		3,070,078
Cboe Global Markets Inc.	7,435		917,330
CME Group Inc.	25,480		5,082,750
Discover Financial Services	20,272		2,047,472
FactSet Research Systems Inc.	2,767		1,188,925
Franklin Resources Inc.	20,730		569,039
Intercontinental Exchange Inc.	40,279		4,108,055
Invesco Ltd.	21,498		381,375
MarketAxess Holdings Inc.	2,606		705,653
Moody's Corp.	11,249		3,490,002
Morgan Stanley	99,527		8,390,126
MSCI Inc.	5,853		2,817,283
Nasdaq Inc.	8,041		1,454,617
Northern Trust Corp.	15,266		1,523,241
Raymond James Financial Inc.	14,268		1,404,970
S&P Global Inc.	24,685		9,304,517
State Street Corp.	26,866		1,908,561
Synchrony Financial	35,264		1,180,639
T. Rowe Price Group Inc.	15,807		1,951,690
The Bank of New York Mellon Corp.	53,620		2,330,325
The Charles Schwab Corp.	107,259		7,406,234
The Goldman Sachs Group Inc.	24,426		8,143,384
			123,588,335
Energy - 4.3%
APA Corp.	24,923		926,388
Baker Hughes Co.	67,397		1,731,429
Chevron Corp.	139,737		22,886,126
ConocoPhillips	91,990		8,962,586
Coterra Energy Inc.	56,536		1,729,436
Devon Energy Corp.	43,224		2,716,628
Diamondback Energy Inc.	11,813		1,512,300
EOG Resources Inc.	42,259		4,700,046
Exxon Mobil Corp.	299,594		29,039,646
Halliburton Co.	65,616		1,922,549
Hess Corp.	19,316		2,172,471
Kinder Morgan Inc.	136,176		2,449,806
Marathon Oil Corp.	50,103		1,242,554
Marathon Petroleum Corp.	37,901		3,474,006
Occidental Petroleum Corp.	64,238		4,223,649
ONEOK Inc.	31,660		1,891,368
Phillips 66	34,711		3,089,279
Pioneer Natural Resources Co.	15,799		3,743,573

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 4.3% (continued)
Schlumberger NV	100,524		3,722,404
The Williams Companies	85,552		2,916,468
Valero Energy Corp.	29,444		3,261,512
			108,314,224
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	31,522		17,062,859
Sysco Corp.	36,759		3,120,839
The Kroger Company	46,661		2,166,937
Walgreens Boots Alliance Inc.	50,063		1,983,496
Walmart Inc.	99,846		13,184,664
			37,518,795
Food, Beverage & Tobacco - 3.5%
Altria Group Inc.	128,374		5,630,484
Archer-Daniels-Midland Co.	39,737		3,289,032
Brown-Forman Corp., Cl. B	13,214		980,743
Campbell Soup Co.	13,845		683,251
Conagra Brands Inc.	35,303		1,207,716
Constellation Brands Inc., Cl. A	11,721		2,887,000
General Mills Inc.	42,200		3,156,138
Hormel Foods Corp.	20,315		1,002,342
Kellogg Co.	17,594		1,300,548
Keurig Dr. Pepper Inc.	53,102		2,057,171
Lamb Weston Holdings Inc.	10,826		862,399
McCormick & Co. Inc.	17,302		1,511,330
Molson Coors Beverage Co., Cl. B	12,702		758,945
Mondelez International Inc., Cl. A	98,336		6,297,437
Monster Beverage Corp.	26,413	[a]	2,631,263
PepsiCo Inc.	98,335		17,204,692
Philip Morris International Inc.	110,243		10,710,107
The Coca-Cola Company	277,474		17,805,507
The Hershey Company	10,447		2,381,498
The J.M. Smucker Company	7,905		1,045,990
The Kraft Heinz Company	49,881		1,837,117
Tyson Foods Inc., Cl. A	21,030		1,850,850
			87,091,560
Health Care Equipment & Services - 5.9%
Abbott Laboratories	124,526		13,553,410
ABIOMED Inc.	3,177	[a]	930,893
Align Technology Inc.	5,351	[a]	1,503,470
AmerisourceBergen Corp.	11,113		1,621,720
Baxter International Inc.	35,439		2,078,852
Becton Dickinson & Co.	20,184		4,931,153
Boston Scientific Corp.	103,143	[a]	4,234,020
Cardinal Health Inc.	18,538		1,104,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Health Care Equipment & Services - 5.9% (continued)
Centene Corp.	42,122	[a]	3,916,082
Cigna Corp.	22,549		6,209,093
CVS Health Corp.	93,260		8,923,117
DaVita Inc.	4,559	[a]	383,685
Dentsply Sirona Inc.	15,225		550,536
DexCom Inc.	27,612	[a]	2,266,393
Edwards Lifesciences Corp.	43,900	[a]	4,413,706
Elevance Health Inc.	17,145		8,179,880
HCA Healthcare Inc.	16,065		3,412,527
Henry Schein Inc.	9,523	[a]	750,698
Hologic Inc.	17,729	[a]	1,265,496
Humana Inc.	8,928		4,303,296
IDEXX Laboratories Inc.	6,053	[a]	2,416,237
Intuitive Surgical Inc.	25,446	[a]	5,856,906
Laboratory Corp. of America Holdings	6,494		1,702,662
McKesson Corp.	10,194		3,482,067
Medtronic PLC	95,409		8,827,241
Molina Healthcare Inc.	4,317	[a]	1,414,767
Quest Diagnostics Inc.	8,468		1,156,475
ResMed Inc.	10,595		2,548,309
Steris PLC	6,978		1,574,586
Stryker Corp.	24,283		5,214,774
Teleflex Inc.	3,317		797,606
The Cooper Companies	3,617		1,182,759
UnitedHealth Group Inc.	66,722		36,186,009
Universal Health Services Inc., Cl. B	4,491		505,103
Zimmer Biomet Holdings Inc.	14,529		1,603,856
			149,001,507
Household & Personal Products - 1.6%
Church & Dwight Co.	17,580		1,546,513
Colgate-Palmolive Co.	59,230		4,663,770
Kimberly-Clark Corp.	24,267		3,198,148
The Clorox Company	8,462		1,200,250
The Estee Lauder Companies, Cl. A	16,702		4,561,316
The Procter & Gamble Company	170,636		23,703,047
			38,873,044
Insurance - 2.0%
Aflac Inc.	42,758		2,450,033
American International Group Inc.	55,797		2,888,611
Aon PLC, Cl. A	14,979		4,359,488
Arthur J. Gallagher & Co.	14,824		2,653,348
Assurant Inc.	3,987		700,835
Brown & Brown Inc.	17,078		1,111,778
Chubb Ltd.	30,085		5,675,234

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Insurance - 2.0% (continued)
Cincinnati Financial Corp.	11,021		1,072,784
Everest Re Group Ltd.	2,753		719,497
Globe Life Inc.	6,244		628,958
Lincoln National Corp.	11,590		595,031
Loews Corp.	14,603		850,625
Marsh & McLennan Cos.	35,610		5,838,616
MetLife Inc.	49,872		3,154,404
Principal Financial Group Inc.	16,730		1,119,906
Prudential Financial Inc.	26,878		2,687,531
The Allstate Corp.	19,629		2,296,004
The Hartford Financial Services Group Inc.	23,011		1,483,519
The Progressive Corp.	41,416		4,765,325
The Travelers Companies	16,756		2,659,177
W.R. Berkley Corp.	14,831		927,382
Willis Towers Watson PLC	7,759		1,605,647
			50,243,733
Materials - 2.5%
Air Products & Chemicals Inc.	15,600		3,872,388
Albemarle Corp.	8,295		2,026,551
Amcor PLC	110,592	[b]	1,432,166
Avery Dennison Corp.	6,024		1,147,331
Ball Corp.	22,313		1,638,220
Celanese Corp.	7,316		859,703
CF Industries Holdings Inc.	14,343		1,369,613
Corteva Inc.	51,349		2,955,135
Dow Inc.	52,307		2,783,255
DuPont de Nemours Inc.	36,270		2,220,812
Eastman Chemical Co.	8,795		843,704
Ecolab Inc.	17,931		2,961,663
FMC Corp.	9,363		1,040,229
Freeport-McMoRan Inc.	103,822		3,275,584
International Flavors & Fragrances Inc.	18,246		2,263,416
International Paper Co.	25,930		1,109,026
Linde PLC	35,793		10,809,486
LyondellBasell Industries NV, Cl. A	18,884		1,682,942
Martin Marietta Materials Inc.	4,370		1,538,590
Newmont Corp.	55,685		2,521,417
Nucor Corp.	19,196		2,606,817
Packaging Corp. of America	6,817		958,538
PPG Industries Inc.	16,550		2,139,750
Sealed Air Corp.	10,093		616,884
The Mosaic Company	26,617		1,401,651
The Sherwin-Williams Company	17,267		4,177,578

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 2.5% (continued)
Vulcan Materials Co.	9,264		1,531,617
WestRock Co.	17,324		733,845
			62,517,911
Media & Entertainment - 7.1%
Activision Blizzard Inc.	55,212		4,414,199
Alphabet Inc., Cl. A	427,796	[a]	49,761,231
Alphabet Inc., Cl. C	392,262	[a]	45,753,440
Charter Communications Inc., Cl. A	8,357	[a]	3,611,060
Comcast Corp., Cl. A	317,944		11,929,259
DISH Network Corp., Cl. A	15,116	[a,b]	262,565
Electronic Arts Inc.	19,986		2,622,763
Fox Corp., Cl. A	22,983		760,967
Fox Corp., Cl. B	11,279		348,521
Live Nation Entertainment Inc.	9,386	[a]	882,190
Match Group Inc.	20,762	[a]	1,522,062
Meta Platforms Inc., Cl. A	163,113	[a]	25,951,278
Netflix Inc.	31,556	[a]	7,096,944
News Corporation, Cl. A	27,991		479,766
News Corporation, Cl. B	10,309		178,140
Omnicom Group Inc.	13,886		969,798
Paramount Global, Cl. B	43,494	[b]	1,028,633
Take-Two Interactive Software Inc.	10,955	[a]	1,454,057
The Interpublic Group of Companies	27,073		808,671
The Walt Disney Company	129,542	[a]	13,744,406
Twitter Inc.	55,035	[a]	2,290,006
Warner Bros Discovery Inc.	154,187	[a]	2,312,805
			178,182,761
Pharmaceuticals Biotechnology & Life Sciences - 8.2%
AbbVie Inc.	125,676		18,035,763
Agilent Technologies Inc.	21,638		2,901,656
Amgen Inc.	37,992		9,401,880
Biogen Inc.	10,343	[a]	2,224,366
Bio-Rad Laboratories Inc., Cl. A	1,587	[a]	893,894
Bio-Techne Corp.	2,810		1,082,637
Bristol-Myers Squibb Co.	151,418		11,171,620
Catalent Inc.	12,525	[a]	1,416,578
Charles River Laboratories International Inc.	3,703	[a]	927,750
Danaher Corp.	46,022		13,414,032
Eli Lilly & Co.	56,087		18,491,323
Gilead Sciences Inc.	88,994		5,317,392
Illumina Inc.	11,154	[a]	2,416,849
Incyte Corp.	13,566	[a]	1,053,807
IQVIA Holdings Inc.	13,656	[a]	3,281,127

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.2% (continued)
Johnson & Johnson	187,143		32,660,196
Merck & Co.	179,847		16,067,531
Mettler-Toledo International Inc.	1,612	[a]	2,175,765
Moderna Inc.	24,420	[a]	4,007,078
Organon & Co.	18,179		576,638
PerkinElmer Inc.	9,114		1,395,991
Pfizer Inc.	399,043		20,155,662
Regeneron Pharmaceuticals Inc.	7,638	[a]	4,442,948
Thermo Fisher Scientific Inc.	27,840		16,659,734
Vertex Pharmaceuticals Inc.	18,131	[a]	5,084,114
Viatris Inc.	88,315		855,772
Waters Corp.	4,258	[a]	1,550,040
West Pharmaceutical Services Inc.	5,260		1,807,126
Zoetis Inc.	33,429		6,102,464
			205,571,733
Real Estate - 2.9%
Alexandria Real Estate Equities Inc.	10,316	[c]	1,710,186
American Tower Corp.	33,049	[c]	8,950,661
AvalonBay Communities Inc.	9,908	[c]	2,119,718
Boston Properties Inc.	10,000	[c]	911,600
Camden Property Trust	7,769	[c]	1,096,206
CBRE Group Inc., Cl. A	23,336	[a]	1,998,028
Crown Castle International Corp.	31,244	[c]	5,644,541
Digital Realty Trust Inc.	20,306	[c]	2,689,530
Duke Realty Corp.	26,942	[c]	1,685,492
Equinix Inc.	6,424	[c]	4,520,826
Equity Residential	24,339	[c]	1,907,934
Essex Property Trust Inc.	4,839	[c]	1,386,519
Extra Space Storage Inc.	9,389	[c]	1,779,403
Federal Realty OP LP	4,640	[c]	490,030
Healthpeak Properties Inc.	39,434	[c]	1,089,561
Host Hotels & Resorts Inc.	49,824	[c]	887,365
Iron Mountain Inc.	20,486	[c]	993,366
Kimco Realty Corp.	44,919	[c]	993,159
Mid-America Apartment Communities Inc.	8,007	[c]	1,487,140
Prologis Inc.	52,641	[c]	6,978,091
Public Storage	10,804	[c]	3,526,534
Realty Income Corp.	42,034	[b,c]	3,110,096
Regency Centers Corp.	10,669	[c]	687,404
SBA Communications Corp.	7,740	[c]	2,599,015
Simon Property Group Inc.	23,288	[c]	2,530,008
UDR Inc.	21,607	[c]	1,045,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Real Estate - 2.9% (continued)
Ventas Inc.	29,422	[c]	1,582,315
VICI Properties Inc.	68,796	[b,c]	2,352,135
Vornado Realty Trust	9,808	[c]	298,065
Welltower Inc.	32,509	[c]	2,806,827
Weyerhaeuser Co.	53,615	[c]	1,947,297
			71,804,831
Retailing - 6.1%
Advance Auto Parts Inc.	4,539		878,841
Amazon.com Inc.	622,294	[a]	83,978,575
AutoZone Inc.	1,415	[a]	3,024,407
Bath & Body Works Inc.	16,203		575,855
Best Buy Co.	14,580		1,122,514
CarMax Inc.	11,019	[a,b]	1,096,831
Dollar General Corp.	16,136		4,008,666
Dollar Tree Inc.	15,680	[a]	2,592,845
eBay Inc.	38,858		1,889,665
Etsy Inc.	8,475	[a]	879,027
Genuine Parts Co.	9,901		1,513,566
LKQ Corp.	18,035		989,039
Lowe's Cos.	47,018		9,005,358
O'Reilly Automotive Inc.	4,687	[a]	3,297,726
Pool Corp.	2,962		1,059,507
Ross Stores Inc.	24,928		2,025,649
Target Corp.	32,734		5,348,081
The Home Depot Inc.	73,492		22,116,682
The TJX Companies	83,149		5,085,393
Tractor Supply Co.	8,018		1,535,287
Ulta Beauty Inc.	3,791	[a]	1,474,358
			153,497,872
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices Inc.	115,249	[a]	10,887,573
Analog Devices Inc.	37,121		6,383,327
Applied Materials Inc.	62,697		6,644,628
Broadcom Inc.	29,037		15,548,733
Enphase Energy Inc.	9,472	[a]	2,691,753
Intel Corp.	290,807		10,559,202
KLA Corp.	10,741		4,119,603
Lam Research Corp.	9,780		4,894,988
Microchip Technology Inc.	38,885		2,677,621
Micron Technology Inc.	78,961		4,884,527
Monolithic Power Systems Inc.	3,184		1,479,668
NVIDIA Corp.	178,084		32,345,397
NXP Semiconductors NV	18,323		3,369,233
ON Semiconductor Corp.	31,451	[a]	2,100,298

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Semiconductors & Semiconductor Equipment - 5.4% (continued)
Qorvo Inc.	7,925	[a]	824,755
Qualcomm Inc.	79,654		11,554,609
Skyworks Solutions Inc.	11,339		1,234,590
SolarEdge Technologies Inc.	4,083	[a]	1,470,411
Teradyne Inc.	11,044		1,114,229
Texas Instruments Inc.	65,581		11,731,785
			136,516,930
Software & Services - 13.3%
Accenture PLC, Cl. A	45,047		13,796,094
Adobe Inc.	33,604	[a]	13,781,672
Akamai Technologies Inc.	10,977	[a]	1,056,207
Ansys Inc.	6,144	[a]	1,714,115
Autodesk Inc.	15,485	[a]	3,349,715
Automatic Data Processing Inc.	29,704		7,162,228
Broadridge Financial Solutions Inc.	8,033		1,289,698
Cadence Design Systems Inc.	19,719	[a]	3,669,312
Ceridian HCM Holding Inc.	9,849	[a]	539,430
Citrix Systems Inc.	8,721		884,397
Cognizant Technology Solutions Corp., Cl. A	37,492		2,547,956
DXC Technology Co.	18,083	[a]	571,423
EPAM Systems Inc.	4,171	[a]	1,456,722
Fidelity National Information Services Inc.	43,061		4,399,112
Fiserv Inc.	40,963	[a]	4,328,970
FLEETCOR Technologies Inc.	5,543	[a]	1,219,959
Fortinet Inc.	46,505	[a]	2,774,023
Gartner Inc.	5,893	[a]	1,564,474
Global Payments Inc.	20,314		2,484,808
International Business Machines Corp.	63,967		8,366,244
Intuit Inc.	20,114		9,175,403
Jack Henry & Associates Inc.	5,257		1,092,247
Mastercard Inc., Cl. A	61,076		21,608,078
Microsoft Corp.	531,904		149,326,729
NortonLifeLock Inc.	41,844		1,026,433
Oracle Corp.	111,957		8,714,733
Paychex Inc.	22,696		2,911,443
Paycom Software Inc.	3,492	[a]	1,154,071
PayPal Holdings Inc.	82,295	[a]	7,120,986
PTC Inc.	7,002	[a]	863,907
Roper Technologies Inc.	7,593		3,315,635
Salesforce Inc.	70,658	[a]	13,002,485
ServiceNow Inc.	14,256	[a]	6,367,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 13.3% (continued)
Synopsys Inc.	11,023	[a]	4,050,953
Tyler Technologies Inc.	3,054	[a]	1,218,546
Verisign Inc.	6,696	[a]	1,266,615
Visa Inc., Cl. A	117,042	[b]	24,825,779
			333,998,187
Technology Hardware & Equipment - 8.8%
Amphenol Corp., Cl. A	42,927		3,310,960
Apple Inc.	1,093,522		177,708,260
Arista Networks Inc.	15,718	[a]	1,833,190
CDW Corp.	9,829		1,784,258
Cisco Systems Inc.	295,442		13,404,204
Corning Inc.	52,911		1,945,008
F5 Inc.	4,125	[a]	690,360
Hewlett Packard Enterprise Co.	95,990		1,366,898
HP Inc.	76,001		2,537,673
Juniper Networks Inc.	22,576		632,805
Keysight Technologies Inc.	13,130	[a]	2,134,938
Motorola Solutions Inc.	12,062		2,877,873
NetApp Inc.	16,365		1,167,315
Seagate Technology Holdings PLC	13,509	[b]	1,080,450
TE Connectivity Ltd.	23,245		3,108,554
Teledyne Technologies Inc.	3,223	[a]	1,261,482
Trimble Inc.	17,098	[a]	1,187,114
Western Digital Corp.	22,971	[a]	1,127,876
Zebra Technologies Corp., Cl. A	3,659	[a]	1,308,788
			220,468,006
Telecommunication Services - 1.2%
AT&T Inc.	509,143		9,561,706
Lumen Technologies Inc.	65,320		711,335
T-Mobile US Inc.	41,817	[a]	5,982,340
Verizon Communications Inc.	298,676		13,795,844
			30,051,225
Transportation - 1.8%
Alaska Air Group Inc.	7,850	[a]	347,991
American Airlines Group Inc.	49,040	[a]	672,338
C.H. Robinson Worldwide Inc.	9,475		1,048,883
CSX Corp.	153,645		4,967,343
Delta Air Lines Inc.	44,719	[a]	1,422,064
Expeditors International of Washington Inc.	11,686		1,241,638
FedEx Corp.	16,796		3,914,980
J.B. Hunt Transport Services Inc.	6,067		1,111,899
Norfolk Southern Corp.	17,196		4,319,119
Old Dominion Freight Line Inc.	6,477		1,965,834

Description		Shares		Value ($)
Common Stocks - 98.8% (continued)
Transportation - 1.8% (continued)
Southwest Airlines Co.		42,461	[a]	1,618,613
Union Pacific Corp.		44,664		10,152,127
United Airlines Holdings Inc.		22,912	[a]	842,016
United Parcel Service Inc., Cl. B		52,233		10,179,689
				43,804,534
Utilities - 3.0%
Alliant Energy Corp.		18,061		1,100,457
Ameren Corp.		18,225		1,697,112
American Electric Power Co.		36,053		3,553,384
American Water Works Co.		13,067		2,031,134
Atmos Energy Corp.		9,713		1,179,061
CenterPoint Energy Inc.		45,919		1,455,173
CMS Energy Corp.		21,443		1,473,777
Consolidated Edison Inc.		25,562		2,537,540
Constellation Energy Corp.		22,565		1,491,547
Dominion Energy Inc.		57,350		4,701,553
DTE Energy Co.		13,519		1,761,526
Duke Energy Corp.		54,664		6,009,214
Edison International		26,378		1,787,637
Entergy Corp.		14,957		1,721,999
Evergy Inc.		16,608		1,133,662
Eversource Energy		24,642		2,173,917
Exelon Corp.		70,356		3,270,850
FirstEnergy Corp.		39,619		1,628,341
NextEra Energy Inc.		139,714		11,804,436
NiSource Inc.		28,458		865,123
NRG Energy Inc.		16,409		619,440
Pinnacle West Capital Corp.		8,021		589,303
PPL Corp.		53,639		1,559,822
Public Service Enterprise Group Inc.		36,021		2,365,499
Sempra Energy		22,038		3,653,900
The AES Corp.		47,650		1,058,783
The Southern Company		76,522		5,883,777
WEC Energy Group Inc.		22,759		2,362,612
Xcel Energy Inc.		38,139		2,791,012
				74,261,591
Total Common Stocks (cost $662,114,180)				2,475,562,928
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $26,818,549)	2.21	26,818,549	[d]	26,818,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $954,728)	2.21	954,728	[d]	954,728
Total Investments (cost $689,887,457)		99.9%		2,503,336,205
Cash and Receivables (Net)		.1%		2,848,862
Net Assets		100.0%		2,506,185,067

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $34,357,442 and the value of the collateral was $35,063,580, consisting of cash collateral of $954,728 and U.S. Government & Agency securities valued at $34,108,852. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	147	9/16/2022	28,987,923	30,381,225	1,393,302
Gross Unrealized Appreciation				1,393,302

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,475,562,928	-	-	2,475,562,928
Investment Companies	27,773,277	-	-	27,773,277
Other Financial Instruments:
Futures††	1,393,302	-	-	1,393,302

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2022, accumulated net unrealized appreciation on investments was $1,813,448,748, consisting of $1,845,949,223 gross unrealized appreciation and $32,500,475 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.